Critical accounting estimates and assumptions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Critical accounting estimates and assumptions
Retained earnings	€ (217,735)	€ (160,829)
Total assets	158,406	124,157
Cash and cash equivalents	34,186	21,610	€ 17,888	€ 135,509
Revenue generating activities	(48,691)	(43,989)	(28,349)
Current financial assets	51,369	36,138
Current assets	98,083	68,351
Loss brought forward	€ (217,735)	(160,829)
Discount rate fixed part reimbursement recoverable cash advances	5.00%
Discount rate variable part reimbursement recoverable cash advances	12.50%
Costs capitalized as intangible assets	€ 50,381	46,608
Revenue from sale of goods	4,521	4,348	3,084
Cost
Critical accounting estimates and assumptions
Costs capitalized as intangible assets	54,001	49,262	€ 41,664
Genio system, first-generation | Cost
Critical accounting estimates and assumptions
Costs capitalized as intangible assets	11,400
Genio system, second-generation | Cost
Critical accounting estimates and assumptions
Costs capitalized as intangible assets	€ 42,000	€ 37,300